Share Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Ordinary shares, par value NIS 0.01 each	500,000,000,000	101,814,335,346	500,000,000,000	10,255,904,346

Schedule of Changes in the Issued and Outstanding Capital	Changes in the issued and outstanding capital
Six months period ended June 30, 2026
Unaudited
Balance as of January 1, 2026	10,255,904,346
Issuance of Advance Shares resulted from partial exercise of Commitment Amount under equity line and repayment of Promissory Notes(see Note 3 above)	53,687,275,200
Issuance of shares as part of Exchange Agreement with VisionWave Holdings, Inc (see Note 5 below)	37,871,020,800
Exercise of restricted shares units into ordinary shares	135,000
Balance as of June 30, 2026	101,814,335,346